UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):	[   ]	is a restatement.
						[   ]	adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Bradford Capital LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA 94104

Form 13F File Number:	28-06081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph Doncheski
Title:		Managing Director
Phone:		(415) 352-6234

Signature, Place, and Date of Signing:

/s/ Joseph Doncheski, 	San Francisco, California,	August 8, 2002

Report Type (Check only one):

[ x ]	13F HOLDING REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[   ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).



Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	$42,533,280

List of Other Included Managers:	None



Form 13F Information Table

Name of Issuer      Title     Value Shares or   PutInvestmOther Voting Authority
                    of ClaCusip x ($10Prn AmouSh/PCalDiscretManageSoleSharNone

Advanced Micro Devic COM  790310 3,624 372,800 SH     SOLE   N/A  372,800

Altera Corp          COM  214411   941  69,200 SH     SOLE   N/A  69,200

Apple Computer Inc   COM  378331 1,962 110,700 SH     SOLE   N/A  110,700

AT&T CORP Wireless G COM  209A10 2,300 393,200 SH     SOLE   N/A  393,200

AVX Corp             COM  244410 1,005  61,550 SH     SOLE   N/A  61,550

Broadcom Corp        COM  111320   939  53,550 SH     SOLE   N/A  53,550

Brocade Communicatio COM  111621   933  53,350 SH     SOLE   N/A  53,350

Cisco Systems Inc    COM  17275R 1,179  84,500 SH     SOLE   N/A  84,500

Conexant Systems Inc COM  207142   534 329,800 SH     SOLE   N/A  329,800

EBAY Inc             COM  278642 1,442  23,400 SH     SOLE   N/A  23,400

Flextronics Internat COM  Y2573F 2,029 284,600 SH     SOLE   N/A  284,600

Intel Corp           COM  458140 4,389 240,250 SH     SOLE   N/A  240,250

Intuit Inc           COM  461202 1,484  29,850 SH     SOLE   N/A  29,850

KEMET Corp           COM  488360 1,129  63,200 SH     SOLE   N/A  63,200

Maxim Intergrated Pr COM  57772K 1,115  29,100 SH     SOLE   N/A  29,100

Microsoft Corp       COM  594918 5,454  99,700 SH     SOLE   N/A  99,700

Motorola Inc         COM  620076 3,410 233,750 SH     SOLE   N/A  233,750

Novellus Systems Inc COM  670008 1,221  35,900 SH     SOLE   N/A  35,900

QUALCOMM Inc         COM  747525   977  35,550 SH     SOLE   N/A  35,550

RF Micro Devices Inc COM  749941 1,098 144,100 SH     SOLE   N/A  144,100

Skyworks Solutions I COM  83088M   643 115,860 SH     SOLE   N/A  115,860

Veritas Software Cor COM  923436 1,138  57,500 SH     SOLE   N/A  57,500

Vishay Intertechnolo COM  928298 3,587 163,050 SH     SOLE   N/A  163,050